Property & Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

As of September 30, 2021 and December 31, 2020, property and equipment consisted of the following:

	As of	As of
	September 30,	December 31,
	2021	2020

Plant and equipment	$6,145,822	$5,507,377
Furniture and fixtures	38,751	35,421
Leasehold improvements	2,022,745	1,922,332
Website	111,002	111,002
Land	242,333	242,333
Building	1,399,200	1,399,200
Total cost	9,959,853	9,217,665
Less accumulated depreciation	(3,291,178)	(2,372,533)
Property and equipment, net	$6,668,675	$6,845,132

Property and equipment consists of the following as of December 31:

	Useful Lives	2020	2019

Plant and equipment	3-5 years	$4,933,875	$4,046,634
Furniture and fixtures	3-5 years	35,421	37,551
Vehicles	5 years	394,681	502,312
Leasehold improvements	Shorter of lease term or economic life	1,922,332	1,926,484
Plates and dies	3-5 years	178,820	49,001
Website	3 years	111,002	111,002
Land	Indefinite	242,333	180,720
Building	20 years	1,399,200	1,399,200
		9,217,664	8,252,904
Less: accumulated depreciation		(2,372,532)	(1,117,335)
Property and equipment, net		$6,845,132	$7,135,569